SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Restatement of Oil and Gas Sales and Dilutent and Other Product Purchases
operating income (loss), income (loss) before taxes, net income (loss) or Cash Flows. The adoption of IFRS 15 alters the presentation of, and calculations for, Oil and gas sales and Operating expenses, and introduces a new Income Statement line for Diluent and other purchases for 2017. As per the table below, certain amounts in 2017 unaudited interim financial statements have been adjusted as follows:

	2017
	Q1	Q2	Q3
Oil and gas sales as previously reported	166.5	147.2	91.5
Diluent and other sales	46.7	45.2	28.9
Processing income	6.7	5.5	4.7
Adjusted Oil and gas sales	219.9	197.9	125.1

Diluent and other purchases as previously reported	—	—	—
Cost of diluent and other purchases	46.7	45.2	28.9
Adjusted Diluent and other purchases	46.7	45.2	28.9

Operating expenses as previously reported	60.6	63.0	46.9
Processing income	6.7	5.5	4.7
Adjusted operating expenses	67.3	68.5	51.6

Summary of Property, Plant and Equipment
The estimated useful lives for other assets for the current and comparative periods are as follows:

-	Office equipment	60 months
-	Leasehold improvements and finance leases	Lease term/Useful life
-	Computers	36 months
-	Deferred hydrocarbon injectants	24 months
-	Motor vehicles	60 months

Cost or deemed cost	Oil and natural gas assets	Other equipment	Total
Balance, December 31, 2015	$6,973.5	$88.9	$7,062.4
Additions to PP&E	89.9	1.9	91.8
Property acquisitions	1.3	—	1.3
Change in asset retirement obligations	(34.4)	—	(34.4)
Divestitures	(191.5)	—	(191.5)
Balance, December 31, 2016	$6,838.8	$90.8	$6,929.6
Additions to PP&E	120.7	0.8	121.5
Property acquisitions	0.1	—	0.1
Change in asset retirement obligations	9.3	—	9.3
Divestitures	(3,151.2)	(3.7)	(3,154.9)
Balance, December 31, 2017	$3,817.7	$87.9	$3,905.6

Accumulated depletion, amortization and impairment losses	Oil and natural gas assets	Other equipment	Total
Balance, December 31, 2015	$3,639.5	$76.1	$3,715.6
Depletion and amortization for the period	345.6	4.3	349.9
Divestitures	(102.4)	—	(102.4)
Balance, December 31, 2016	$3,882.7	$80.4	$3,963.1
Depletion and amortization for the period	204.4	3.2	207.6
Impairment	504.4	—	504.4
Divestitures	(1,871.2)	(2.5)	(1,873.7)
Balance, December 31, 2017	$2,720.3	$81.1	$2,801.4

Net book value	Oil and natural gas assets	Other equipment	Total
As at December 31, 2017
Assets held for sale	$—	$—	$—
Long term	1,097.4	6.8	1,104.2
	$1,097.4	$6.8	$1,104.2
As at December 31, 2016
Assets held for sale	$117.5	$—	$117.5
Long term	2,838.6	10.4	2,849.0
	$2,956.1	$10.4	$2,966.5

Cost or deemed cost
Balance, December 31, 2015	$494.8
Additions	1.5
Balance, December 31, 2016	$496.3
Divestitures	(134.3)
Impairment	(130.0)
Balance, December 31, 2017	$232.0